Quarterly Holdings Report
for
Fidelity® Global Commodity Stock Fund
July 31, 2025
GCS-NPRT3-0925
1.879385.116
Common Stocks - 98.3%
	Shares	Value ($)
AUSTRALIA - 4.7%
Materials - 4.7%
Metals & Mining - 4.7%
BHP Group Ltd	723,503	18,272,240
Glencore PLC	5,726,200	22,981,105

TOTAL AUSTRALIA		41,253,345
AUSTRIA - 1.3%
Materials - 1.3%
Paper & Forest Products - 1.3%
Mondi PLC	822,096	11,155,579
BRAZIL - 6.7%
Materials - 6.7%
Chemicals - 1.4%
Yara International ASA	336,100	12,486,677
Metals & Mining - 5.3%
Gerdau SA	1,942,400	5,841,544
Vale SA	2,296,700	21,927,045
Wheaton Precious Metals Corp	206,900	18,922,032
		46,690,621
TOTAL BRAZIL		59,177,298
CANADA - 21.4%
Energy - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
Cameco Corp	144,400	10,841,464
Canadian Natural Resources Ltd	576,800	18,258,118
Imperial Oil Ltd	142,300	11,864,838
PrairieSky Royalty Ltd	20,900	359,444
		41,323,864
Materials - 16.7%
Chemicals - 5.8%
Nutrien Ltd	856,583	50,822,523
Metals & Mining - 9.3%
Agnico Eagle Mines Ltd/CA	247,600	30,737,353
Alamos Gold Inc Class A	424,400	10,312,896
Algoma Steel Group Inc (United States)	1,215,500	6,502,924
Franco-Nevada Corp	121,771	19,397,586
Teck Resources Ltd Class B	456,600	14,805,888
		81,756,647
Paper & Forest Products - 1.6%
West Fraser Timber Co Ltd (a)	201,000	13,934,801
TOTAL MATERIALS		146,513,971

TOTAL CANADA		187,837,835
CHILE - 2.5%
Materials - 2.5%
Metals & Mining - 2.5%
Antofagasta PLC	460,900	11,425,066
Lundin Mining Corp	1,052,700	10,750,364

TOTAL CHILE		22,175,430
CHINA - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
MMG Ltd (b)	12,528,000	6,091,377
FINLAND - 2.5%
Materials - 2.5%
Paper & Forest Products - 2.5%
UPM-Kymmene Oyj	841,300	21,804,630
NETHERLANDS - 0.4%
Materials - 0.4%
Chemicals - 0.4%
OCI NV	488,900	4,084,067
NORWAY - 1.3%
Materials - 1.3%
Metals & Mining - 1.3%
Norsk Hydro ASA	1,871,400	11,091,770
SOUTH AFRICA - 2.7%
Materials - 2.7%
Metals & Mining - 2.7%
Anglo American PLC	459,831	12,938,776
Impala Platinum Holdings Ltd (b)	506,600	4,788,089
Northam Platinum Holdings Ltd	517,400	5,958,426

TOTAL SOUTH AFRICA		23,685,291
UNITED KINGDOM - 1.4%
Materials - 1.4%
Metals & Mining - 1.4%
Anglogold Ashanti Plc (South Africa)	265,600	12,031,882
UNITED STATES - 50.7%
Consumer Staples - 8.0%
Food Products - 8.0%
Archer-Daniels-Midland Co	777,200	42,108,696
Bunge Global SA	358,100	28,562,056
		70,670,752
Energy - 29.1%
Oil, Gas & Consumable Fuels - 29.1%
Antero Resources Corp (b)	278,812	9,738,903
BP PLC	3,113,700	16,690,314
Chevron Corp	341,930	51,850,266
Core Natural Resources Inc (a)	90,783	6,700,693
Diamondback Energy Inc	89,700	13,334,802
Exxon Mobil Corp	694,500	77,533,981
Kinder Morgan Inc	236,900	6,647,414
Navigator Holdings Ltd (a)	385,500	6,079,335
Occidental Petroleum Corp	204,400	8,981,336
Ovintiv Inc	235,000	9,677,300
Shell PLC	1,336,673	48,030,839
		255,265,183
Materials - 13.6%
Chemicals - 9.1%
CF Industries Holdings Inc	107,800	10,007,074
Corteva Inc	955,600	68,927,429
		78,934,503
Containers & Packaging - 1.4%
International Paper Co	152,400	7,123,176
Smurfit WestRock PLC (United Kingdom)	118,500	5,352,198
		12,475,374
Metals & Mining - 3.1%
Ivanhoe Electric Inc / US (b)	545,000	5,210,200
Nucor Corp	94,200	13,477,194
Steel Dynamics Inc	69,600	8,878,176
		27,565,570
TOTAL MATERIALS		118,975,447

TOTAL UNITED STATES		444,911,382
ZAMBIA - 2.0%
Materials - 2.0%
Metals & Mining - 2.0%
First Quantum Minerals Ltd (b)	1,030,571	17,322,459
TOTAL COMMON STOCKS (Cost $748,058,995)		862,622,345

Money Market Funds - 3.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.33	15,657,420	15,660,551
Fidelity Securities Lending Cash Central Fund (c)(d)	4.33	16,256,456	16,258,082
TOTAL MONEY MARKET FUNDS (Cost $31,918,633)			31,918,633

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $779,977,628)	894,540,978
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(16,926,754)
NET ASSETS - 100.0%	877,614,224

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,117,624	217,041,824	207,498,897	255,456	-	-	15,660,551	15,657,420	0.0%
Fidelity Securities Lending Cash Central Fund	18,321,269	431,354,053	433,417,240	460,308	-	-	16,258,082	16,256,456	0.1%
Total	24,438,893	648,395,877	640,916,137	715,764	-	-	31,918,633

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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